Average Annual Total Returns{- Fidelity Freedom Index 2020 Fund} - 03.31 Fidelity Freedom Index Funds - Investor PRO-13 - Fidelity Freedom Index 2020 Fund	Investor Class Return Before Taxes Past 1 year	Investor Class Return Before Taxes Past 5 years	Investor Class Return Before Taxes Past 10 years	Investor Class After Taxes on Distributions Past 1 year	Investor Class After Taxes on Distributions Past 5 years	Investor Class After Taxes on Distributions Past 10 years	Investor Class After Taxes on Distributions and Sales Past 1 year	Investor Class After Taxes on Distributions and Sales Past 5 years	Investor Class After Taxes on Distributions and Sales Past 10 years	Past 1 year	Past 5 years	Since Inception	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F1903 Past 1 year	F1903 Past 5 years	F1903 Past 10 years
Total	8.41%	9.60%	8.05%	7.53%	8.07%	6.99%	5.26%	7.18%	6.20%	28.71%	18.47%	16.55%	(1.54%)	3.57%	2.90%	8.68%	9.75%	8.68%